Securities	12 Months Ended
Dec. 31, 2011
Securities

Note 5—Securities

The following tables present the amortized cost, the gross unrealized gains and losses and the fair value of securities at Dec. 31, 2011 and 2010.

Securities at Dec. 31, 2011	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$16,814	$514	$2	$17,326
U.S. Government agencies	932	26	-	958
State and political subdivisions	2,724	62	47	2,739
Agency RMBS	26,232	575	11	26,796
Alt-A RMBS	306	9	42	273
Prime RMBS	916	1	102	815
Subprime RMBS	606	2	190	418
Other RMBS	1,133	-	230	903
Commercial MBS	3,327	89	77	3,339
Asset-backed CLOs	1,480	1	37	1,444
Other asset-backed securities	527	8	3	532
Foreign covered bonds	2,410	18	3	2,425
Other debt securities	16,016	339	38	16,317	(a)
Equity securities	26	4	-	30
Money market funds	973	-	-	973
Alt-A RMBS (b)	1,790	157	68	1,879
Prime RMBS (b)	1,090	106	21	1,175
Subprime RMBS (b)	122	6	3	125
Total securities available-for-sale	77,424	1,917	874	78,467
Held-to-maturity:
U.S. Treasury	813	53	-	866
State and political subdivisions	100	3	-	103
Agency RMBS	658	39	-	697
Alt-A RMBS	153	4	19	138
Prime RMBS	121	-	10	111
Subprime RMBS	28	-	3	25
Other RMBS	1,617	47	93	1,571
Commercial MBS	28	-	2	26
Other securities	3	-	-	3
Total securities held-to-maturity	3,521	146	127	3,540
Total securities	$80,945	$2,063	$1,001	$82,007
(a)	Includes $13.1 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Securities at Dec. 31, 2010	Amortized cost	Gross unrealized		Fair value
(in millions)		Gains	Losses
Available-for-sale:
U.S. Treasury	$12,650	$97	$138	$12,609
U.S. Government agencies	1,007	2	4	1,005
State and political subdivisions	559	4	55	508
Agency RMBS	19,383	387	43	19,727
Alt-A RMBS	475	34	39	470
Prime RMBS	1,305	8	86	1,227
Subprime RMBS	696	-	188	508
Other RMBS	1,665	1	335	1,331
Commercial MBS	2,650	89	100	2,639
Asset-backed CLOs	263	-	14	249
Other asset-backed securities	532	9	2	539
Foreign covered bonds	2,884	-	16	2,868
Other debt securities	11,800	148	57	11,891	(a)
Equity securities	36	11	-	47
Money market funds	2,538	-	-	2,538
Alt-A RMBS (b)	2,164	364	15	2,513
Prime RMBS (b)	1,626	205	6	1,825
Subprime RMBS (b)	128	30	-	158
Total securities available-for-sale	62,361	1,389	1,098	62,652
Held-to-maturity:
State and political subdivisions	119	2	-	121
Agency RMBS	397	33	-	430
Alt-A RMBS	215	5	19	201
Prime RMBS	149	2	5	146
Subprime RMBS	28	-	3	25
Other RMBS	2,709	69	81	2,697
Commercial MBS	34	-	1	33
Other securities	4	-	-	4
Total securities held-to-maturity	3,655	111	109	3,657
Total securities	$66,016	$1,500	$1,207	$66,309
(a)	Includes $11.0 billion, at fair value, of government-sponsored and guaranteed entities, and sovereign debt.
(b)	Previously included in the Grantor Trust.

Net securities gains (losses)
(in millions)	2011	2010	2009
Realized gross gains	$183	$48	$130
Realized gross losses	(56)	(5)	(1,648)
Recognized gross impairments	(79)	(16)	(3,851)
Total net securities gains (losses)	$48	$27	$(5,369)

Temporarily impaired securities

At Dec. 31, 2011, substantially all of the unrealized losses on the investment securities portfolio were attributable to credit spreads widening since purchase, and interest rate movements. We do not intend to sell these securities and it is not more likely than not that we will have to sell.

The following tables show the aggregate related fair value of investments with a continuous unrealized loss position for less than 12 months and those that have been in a continuous unrealized loss position for 12 months or more.

Temporarily impaired securities at Dec. 31, 2011	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$118	$2	$-	$-	$118	$2
State and political subdivisions	483	2	157	45	640	47
Agency RMBS	3,844	10	140	1	3,984	11
Alt-A RMBS	132	16	69	26	201	42
Prime RMBS	324	25	447	77	771	102
Subprime RMBS	-	-	400	190	400	190
Other RMBS	5	4	895	226	900	230
Commercial MBS	340	2	495	75	835	77
Asset-backed CLOs	1,143	26	211	11	1,354	37
Other asset-backed securities	60	1	18	2	78	3
Foreign covered bonds	368	1	406	2	774	3
Other debt securities	2,867	12	54	26	2,921	38
Alt-A RMBS (a)	595	53	29	15	624	68
Prime RMBS (a)	437	21	-	-	437	21
Subprime RMBS (a)	50	3	-	-	50	3
Total securities available-for-sale	$10,766	$178	$3,321	$696	$14,087	$874
Held-to-maturity:
Alt-A RMBS	$69	$3	$42	$16	$111	$19
Prime RMBS	-	-	56	10	56	10
Subprime RMBS	-	-	25	3	25	3
Other RMBS	107	2	573	91	680	93
Commercial MBS	-	-	26	2	26	2
Total securities held-to-maturity	$176	$5	$722	$122	$898	$127
Total temporarily impaired securities	$10,942	$183	$4,043	$818	$14,985	$1,001
(a)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Temporarily impaired securities at Dec. 31, 2010	Less than 12 months		12 months or more		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Available-for-sale:
U.S. Treasury	$6,519	$138	$-	$-	$6,519	$138
U.S. Government agencies	489	4	-	-	489	4
State and political subdivisions	210	39	122	16	332	55
Agency RMBS	5,079	42	206	1	5,285	43
Alt-A RMBS	55	3	104	36	159	39
Prime RMBS	315	13	739	73	1,054	86
Subprime RMBS	3	-	484	188	487	188
Other RMBS	49	17	1,275	318	1,324	335
Commercial MBS	28	1	536	99	564	100
Asset-backed CLOs	-	-	249	14	249	14
Other asset-backed securities	1	-	32	2	33	2
Foreign covered bonds	2,553	16	-	-	2,553	16
Other debt securities	1,068	37	61	20	1,129	57
Alt-A RMBS (a)	196	15	-	-	196	15
Prime RMBS (a)	139	6	-	-	139	6
Total securities available-for-sale	$16,704	$331	$3,808	$767	$20,512	$1,098
Held-to-maturity:
Alt-A RMBS	$18	$-	$108	$19	$126	$19
Prime RMBS	-	-	73	5	73	5
Subprime RMBS	-	-	25	3	25	3
Other RMBS	315	5	614	76	929	81
Commercial MBS	-	-	33	1	33	1
Total securities held-to-maturity	$333	$5	$853	$104	$1,186	$109
Total temporarily impaired securities	$17,037	$336	$4,661	$871	$21,698	$1,207
(a)	Previously included in the Grantor Trust.

The following table shows the maturity distribution by carrying amount and yield (on a tax equivalent basis) of our investment securities portfolio at Dec. 31, 2011.

Investment securities portfolio	U.S. Treasury		U.S Government agency		State and political subdivisions		Other bonds, notes and debentures		Mortgage/ asset-backed and equity securities
(dollars in millions)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Amount	Yield (a)	Total
Securities available-for-sale:
One year or less	$1,165	0.96%	$-	-%	$60	1.44%	$5,005	1.47%	$-	-%	$6,230
Over 1 through 5 years	11,618	1.03	958	1.63	1,155	1.93	11,547	1.40	-	-	25,278
Over 5 through 10 years	2,313	2.83	-	-	1,063	3.87	731	2.82	-	-	4,107
Over 10 years	2,230	3.11	-	-	461	4.80	1,459	3.66	-	-	4,150
Mortgage-backed securities	-	-	-	-	-	-	-	-	35,723	4.45	35,723
Asset-backed securities	-	-	-	-	-	-	-	-	1,976	1.91	1,976
Equity securities (b)	-	-	-	-	-	-	-	-	1,003	0.01	1,003
Total	$17,326	1.53%	$958	1.63%	$2,739	3.16%	$18,742	1.65%	$38,702	4.20%	$78,467
Securities held-to-maturity:
One year or less	$-	-%	$-	-%	$-	-%	$3	-%	$-	-%	$3
Over 1 through 5 years	413	1.71	-	-	1	6.87	-	-	-	-	414
Over 5 through 10 years	400	2.62	-	-	32	6.66	-	-	-	-	432
Over 10 years	-	-	-	-	67	6.58	-	-	-	-	67
Mortgage-backed securities	-	-	-	-	-	-	-	-	2,605	2.68	2,605
Total	$813	2.17%	$-	-%	$100	6.60%	$3	-%	$2,605	2.68%	$3,521
(a)	Yields are based upon the amortized cost of securities.
(b)	Includes money market funds.

Other-than-temporary impairment

We routinely conduct periodic reviews of all securities using economic models to identify and evaluate each investment security to determine whether OTTI has occurred. Various inputs to the economic models are used to determine if an unrealized loss on securities is other-than-temporary. For example, the most significant inputs related to non-agency RMBS are:

•

Default rate—the number of mortgage loans expected to go into default over the life of the transaction, which is driven by the roll rate of loans in each performance bucket that will ultimately migrate to default; and

•	Severity—the loss expected to be realized when a loan defaults.

To determine if an unrealized loss is other-than-temporary, we project total estimated defaults of the underlying assets (mortgages) and multiply that calculated amount by an estimate of realizable value upon sale of these assets in the marketplace (severity) in order to determine the projected collateral loss. We also evaluate the current credit enhancement underlying the bond to determine the impact on cash flows. If we determine that a given security will be subject to a write-down or loss, we record the expected credit loss as a charge to earnings.

In addition, we have estimated the expected loss by taking into account observed performance of the underlying securities, industry studies, market forecasts, as well as our view of the economic outlook affecting collateral.

The table below shows the projected weighted-average default rates and loss severities for the 2007, 2006 and late 2005 non-agency RMBS at Dec. 31, 2011 and 2010.

Projected weighted-average default rates and severities
	Dec. 31, 2011		Dec. 31, 2010
	Default Rate	Severity	Default Rate	Severity
Alt-A	44%	57%	42%	49%
Subprime	63%	73%	68%	65%
Prime	25%	43%	20%	42%

The following table provides pre-tax net securities gains (losses) by type.

Net securities gains (losses)
(in millions)	2011	2010	2009
U.S. Treasury	$77	$15	$-
Agency RMBS	8	15	-
Alt-A RMBS	(36)	(13)	(3,113)
Prime RMBS	(1)	-	(1,008)
Subprime RMBS	(21)	(4)	(322)
European floating rate notes	(39)	(3)	(269)
Sovereign debt	36	-	-
Home equity lines of credit	-	-	(205)
Commercial MBS	-	-	(89)
Grantor Trust	-	-	(39)
Credit cards	-	-	(26)
ABS CDOs	-	-	(23)
Other	24	17	(275)
Total net securities gains (losses)	$48	$27	$(5,369)

The following table reflects investment securities credit losses recorded in earnings. The beginning balance represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The deductions represent credit losses on securities that have been sold, are required to be sold or it is our intention to sell.

Debt securities credit loss roll forward
(in millions)	2011	2010
Beginning balance as of Jan. 1	$182	$244
Add: Initial OTTI credit losses	61	10
Subsequent OTTI credit losses	18	6
Less: Realized losses for securities sold / consolidated	8	78
Ending balance as of Dec. 31	$253	$182

At Dec. 31, 2011, assets amounting to $77.0 billion were pledged primarily for potential borrowing at the Federal Reserve Discount Window. The significant components of pledged assets were as follows: $68.2 billion of securities, $4.9 billion of interest-bearing deposits with banks and $3.9 billion of loans. Also included in these pledged assets was securities available-for-sale of $1.6 billion which were pledged as collateral for actual borrowings. The lenders in these borrowings have the right to repledge or sell these securities. We obtain securities under resale, securities borrowed and custody agreements on terms which permit us to repledge or resell the securities to others. As of Dec. 31, 2011, the market value of the securities received that can be sold or repledged was $14.0 billion. We routinely repledge or lend these securities to third parties. As of Dec. 31, 2011, the market value of collateral repledged and sold was $2.5 billion.